CERTAIN TRANSACTIONS (Details 1) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015
Collaborative Arrangement With Eagle Pharmaceuticals [Member]
BusinessCombinationConsiderationTransferredAbstract
Collaborative Arrangement Upfront Cash Payment	$ 30		$ 30
CollaborativeArrangementAdditionalMilestonePaymentsMaximumAmount	$ 90		90
Auspex [Member]
Business Acquisition [Line Items]
Business Acquisition Date Of Acquisition Agreement1		Mar. 30, 2015
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars		$ 3,300
Business Acquisition Share Price		$ 101
Business Combination Equity Value		$ 3,500
Allergan [Member]
Business Acquisition [Line Items]
Business Acquisition Date Of Acquisition Agreement1	Jul. 27, 2015
BusinessCombinationConsiderationTransferredAbstract
Purchase price in US dollars			33,750
Payments To Acquire Businesses In Acquirer Shares			6,750
Business Acquisition Cost of Acquired Entity Purchase Price Total	$ 40,500		$ 40,500